Investments in debt securities (Tables)	6 Months Ended
Jun. 30, 2026
Investments, Debt and Equity Securities [Abstract]
Investments in debt securities - maturity schedule of the outstanding investments in debt securities (Table)
Maturity date	Carrying amount	Fair value
Due within 1 year	$15,143	$15,142
Due in 1-5 years	35,916	35,477
Due in 5-10 years	55,354	51,499
Total	$106,413	$102,118